FINANCIAL INSTRUMENTS (Details 4) (Recurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Level 2
Assets
Interest rate derivatives	$ 8,907	$ 2,788	$ 3,438
Foreign exchange contracts	7	15
Total assets	8,914	2,803	3,438
Liabilities
Interest rate derivatives	8,688	2,744	3,459
Foreign exchange contracts	23	20
Total liabilities	8,711	2,764	3,459
Level 3
Assets
Interest rate derivatives			160
Retained interests	2,769	9,271	17,289
Total assets	2,769	9,271	17,449
Liabilities
Interest rate derivatives			145
Total liabilities			145
Total
Assets
Interest rate derivatives	8,907	2,788	3,598
Foreign exchange contracts	7	15
Retained interests	2,769	9,271	17,289
Total assets	11,683	12,074	20,887
Liabilities
Interest rate derivatives	8,688	2,744	3,604
Foreign exchange contracts	23	20
Total liabilities	$ 8,711	$ 2,764	$ 3,604